Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions $ in Thousands, $ in Thousands	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Canadian [Member]
Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions [Line Items]
Increase / decrease discount rate		$ (45,732)	$ (53,058)
Increase / decrease future salary growth		58,488		$ 67,549
Increase / decrease discount rate		8,606		10,423
Increase / decrease future salary growth		(6,839)		(9,165)
Increase / decrease discount rate	$ (2,961)		$ (3,067)
Increase / decrease medical and dental trend rates		3,734		3,860
Increase / decrease discount rate		2,216		2,222
Increase / decrease medical and dental trend rates		(1,826)		(1,839)
US [Member]
Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions [Line Items]
Increase / decrease discount rate		(8,418)
Increase / decrease future salary growth		10,317
Increase / decrease discount rate
Increase / decrease future salary growth
Increase / decrease discount rate		(408)		(419)
Increase / decrease medical and dental trend rates		474		491
Increase / decrease discount rate
Increase / decrease medical and dental trend rates